Equity Incentive Plan - Schedule of Assumptions (Details)	12 Months Ended
	May 31, 2025	May 31, 2024
Share-based Compensation
Expected Volatility, Minimum	123.20%	108.60%
Expected Volatility, Maximum	130.40%	115.70%
Weighted-Average Volatility	127.02%	112.24%
Risk-Free Rate	3.96%	3.96%
Minimum
Share-based Compensation
Expected Term (In years)	5 years 1 month 6 days	5 years 1 month 6 days
Maximum
Share-based Compensation
Expected Term (In years)	6 years 1 month 6 days	6 years